Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Mar. 31, 2016
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	20 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	5 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	40 years
Furnishings and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	2 years
Furnishings and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	10 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, estimated useful lives	10 years